Significant Accounting Policies (Details) - Schedule of Assumptions for Options Granted To Employees and Non-Employees - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Assumptions for Options Granted To Employees and Non-Employees [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of Assumptions for Options Granted To Employees and Non-Employees [Line Items]
Expected term (years)	2 years 6 months	5 years 6 months	5 years
Expected volatility	50.60%	43.50%	85.50%
Risk-free interest rate	3.80%	1.60%	0.80%
Fair value of Ordinary share (in Dollars per share)	$ 3.01	$ 4.2	$ 5.9
Exercise price (in Dollars per share)	$ 3.01	$ 4.66	$ 4
Maximum [Member]
Schedule of Assumptions for Options Granted To Employees and Non-Employees [Line Items]
Expected term (years)	6 years 1 month 6 days	6 years 1 month 6 days	6 years 3 months 18 days
Expected volatility	58.00%	87.80%	89.20%
Risk-free interest rate	4.50%	3.80%	1.40%
Fair value of Ordinary share (in Dollars per share)	$ 4.6	$ 11.41	$ 7.64
Exercise price (in Dollars per share)	$ 4.6	$ 11.5	$ 11.5